GREAT PLAINS FUNDS
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010

                                  July 7, 2000

Dear Valued Shareholder:

       We are seeking your approval of a proposed reorganization of mutual funds of the Great Plains Funds into corresponding mutual funds of Wells Fargo Funds Trust. The proposed reorganization arises out of Wells Fargo & Company's acquisition of First Commerce Bancshares, Inc., which is the parent company of the investment adviser to the Great Plains Funds. By reorganizing Great Plains Funds into Wells Fargo Funds, we expect to achieve managerial and other administrative efficiencies. We also expect to achieve increased investment leverage and market presence for the reorganizing Funds and provide more exchange options within a much larger fund family, which we believe will be advantageous for shareholders of the Great Plains Funds. We also are asking you to approve an interim investment advisory agreement for the Great Plains Funds covering the period until the reorganization occurs.

       Wells  Fargo   Bank,   N.A.   has  agreed  to  pay  all   expenses  of
the reorganization, so Great Plains Funds shareholders will not bear these costs.

       The Board of Trustees of the Great Plains Funds has unanimously approved the reorganization and believes that it is in the best interests of our shareholders. They recommend that you vote your proxy to approve the reorganization.

         In the reorganization, each of the Great Plains Funds listed below will transfer all of its assets and liabilities to a corresponding Fund of Wells Fargo Funds Trust. We refer to those reorganizing fund groups as the GP Funds and the WF Funds, and all of them together as the Funds. Three of the GP Funds will be merged into existing WF Funds. We refer to those as the Merging Funds. The GP Tax-Free Bond Fund will be reorganized into a newly created WF Fund with substantially similar investment objectives and principal investment strategies. We refer to that reorganization as the "Shell Reorganization" because the WF Nebraska Tax-Free Fund is a newly organized mutual fund formed to receive the assets and assume the liabilities of the GP Tax-Free Bond Fund. The following table lists the GP Funds and the corresponding WF Funds that are part of the proposed reorganization.

---------------------------------------- ----------------------------------------------------------------
          GREAT PLAINS FUNDS                                    WELLS FARGO FUNDS
---------------------------------------- ----------------------------------------------------------------

---------------------------------------- ----------------------------------------------------------------
              Equity Fund                           Equity Income Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
        Intermediate Bond Fund                          Income Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
             Premier Fund                          Small Cap Value Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
          Tax-Free Bond Fund                      Nebraska Tax-Free Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------

     WHAT ARE THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?

o The broader product array of the Wells Fargo Funds, and the expanded range of investment options and shareholder services available to shareholders of the Wells Fargo Funds, consisting of more than 60 mutual funds.

o    The  greater  breadth,   depth  and  varied  expertise  of  the  investment
     management personnel employed by the investment advisor and sub-advisors to the Wells Fargo Funds.

o The fact that Wells Fargo Bank will not have to divide its resources and attention between the GP Funds and the WF Funds as it would if the GP Funds were not reorganized into the WF Funds.

o The potential greater purchasing power, analyst coverage and market presence of the WF Funds into which the Merging Funds will be reorganized.

o The potential improved operating efficiencies of the WF Funds into which the Merging Funds will be reorganized.

o The undertaking by Wells Fargo Bank to pay all of the expenses of the reorganization.


     WHY IS APPROVAL OF AN INTERIM ADVISORY AGREEMENT NECESSARY?


         Wells Fargo & Company's acquisition of First Commerce Bancshares, Inc. on June 16, 2000 resulted in a change of control of First Commerce Investors, Inc., the advisor to the GP Funds. We refer to First Commerce Investors, Inc. as FCI. Under the federal securities laws, that acquisition terminated the former advisory agreement existing between the GP Funds and FCI. On May 9, 2000, in anticipation of that event, the Great Plains Funds' Board of Trustees approved a substantially identical Interim Advisory Agreement between FCI and each of the GP Funds covering the time period from June 16, 2000 until the closing of the reorganization. By law, if shareholders of the GP Funds do not approve this interim agreement, FCI may not be able to collect all of its regular fees for providing advisory services to the GP Funds after June 16, 2000.


         Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. If you have any questions about the proxy or about the proposed fund reorganization, call your trust officer, investment professional, or Great Plains Funds' Customer Service at (800) 568-8257.

                                                         Very truly yours,


                                                         James Stuart III
                                                         Vice President
                                                         Great Plains Funds

                                   Equity Fund
                             Intermediate Bond Fund
                                  Premier Fund
                               Tax-Free Bond Fund

                          SERIES OF GREAT PLAINS FUNDS
                              5800 CORPORATE DRIVE
                            PITTSBURGH, PA 15237-7010

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR AUGUST 23, 2000


         This is the formal notice and agenda for the Funds' special shareholder meeting. It tells shareholders what proposals will be voted on and the time and place of the meeting. As we noted in the letter to shareholders, we refer to the four Great Plains Funds listed above as the GP Funds and the four Wells Fargo Funds listed in the attached proxy statement/prospectus as the WF Funds. We refer to all of them together as the Funds.


To the Shareholders of the GP Funds:

         A special meeting of shareholders of each of the GP Funds will be held on Wednesday, August 23, 2000, at 11:00 a.m. (Central Time) at 610 NBC Center, 1248 O Street, Lincoln, Nebraska, to consider the following:

        1. A proposal to approve an Agreement and Plan of Reorganization. Under that Agreement, each GP Fund will transfer all of its assets and liabilities to a corresponding WF Fund in exchange for shares of the WF Fund having equal value, which will be distributed proportionately to the shareholders of the GP Fund.


        2. A proposal to approve an interim investment advisory agreement between First Commerce Investors, Inc. and each of the Great Plains Funds covering the time period from June 16, 2000 until the closing of the reorganization.


        3.      Any other business that properly comes before the meeting.


         Shareholders of record as of the close of business on June 26, 2000 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).


                        By Order of the Board of Trustees


                                        Gail Cagney
                                        Secretary
July 7, 2000

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                  July 7, 2000

                               GREAT PLAINS FUNDS
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010

                             WELLS FARGO FUNDS TRUST
                                  P.O. Box 7066
                          San Francisco, CA 94120-7066

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?


         This document is a combined proxy statement and prospectus, and contains the information that shareholders of Great Plains Funds should know before voting on the two proposals before them, and should be retained for future reference. It is both the proxy statement of the four mutual funds of Great Plains Funds listed below, which we refer to as the GP Funds, and a prospectus for the Equity Income Fund, Income Fund and Small Cap Value Fund of Wells Fargo Funds Trust. It is not a prospectus for the Wells Fargo Nebraska Tax-Free Fund because it is a newly organized mutual fund formed to receive the assets and liabilities of the GP Tax-Free Bond Fund. The Wells Fargo Nebraska Tax-Free Fund will have substantially the same investment objectives and principal investment strategies as the corresponding GP Tax-Free Bond Fund. We refer to the GP Funds other than the Tax-Free Bond Fund as the Merging Funds. This proxy statement and prospectus contains information shareholders should know before voting on the two proposals before them, including the proposed reorganization of the following GP Funds into the corresponding WF Fund:



---------------------------------------- ----------------------------------------------------------------
               GP FUNDS                                             WF FUNDS
---------------------------------------- ----------------------------------------------------------------

---------------------------------------- ----------------------------------------------------------------
              Equity Fund                           Equity Income Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
        Intermediate Bond Fund                          Income Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
             Premier Fund                          Small Cap Value Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
          Tax-Free Bond Fund                      Nebraska Tax-Free Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------


         The four mutual funds of Wells Fargo Funds Trust listed above, which we refer to as the WF Funds, are advised by Wells Fargo Bank, N.A., which we refer to as Wells Fargo.

HOW WILL THE REORGANIZATION WORK?

         The reorganization of each GP Fund will involve three steps:

o the transfer of the assets and liabilities of the GP Fund to its corresponding WF Fund in exchange for shares of the WF Fund having equivalent value to the net assets transferred;

o the pro rata distribution of the shares of the WF Fund to the shareholders of record of the GP Fund as of the effective date of the reorganization in full redemption of all shares of the GP Fund; and

o        the immediate liquidation and termination of the GP Fund.

         As a result of the reorganization, shareholders of each GP Fund will hold shares of the corresponding WF Fund having the same total value as the shares of the GP Fund that they held immediately before the reorganization. If a majority of the shares of one of the GP Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the GP Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

o Prospectuses for the GP Funds and for the WF Equity Income, Income and Small Cap Value Funds;

o Management's Discussion of Fund Performance, which is included in the Annual Reports to shareholders of the GP Funds and of the WF Equity Income, Income and Small Cap Value Funds; and

o Statements of Additional Information, or SAIs, for the GP Funds and for the WF Equity Income, Income and Small Cap Value Funds.

         Those documents are on file with the Securities and Exchange Commission, which we refer to as the SEC. The WF Nebraska Tax-Free Fund currently is not an operating mutual fund nor does it have an effective prospectus. It does, however, have a preliminary prospectus and Statement of Additional Information on file with the SEC. Those documents are subject to completion and revision before becoming effective with the SEC.

         The effective prospectuses and Management's Discussion of Fund Performance are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus also is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the GP Funds and the WF Funds that describes the technical details of how the reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.

         A prospectus for the appropriate WF Equity Income Fund, WF Income Fund or the WF Small Cap Value Fund accompanies this statement. The prospectus and annual report to shareholders of the Great Plains Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.


         Copies of all of those documents are available upon request without charge by writing to or calling:

         Wells Fargo Funds
         P.O. Box 7066
         San Francisco, CA 94120-7066
         1-800-552-9612

         You also may view or obtain these documents from the SEC:

         In Person:                 At the SEC's Public Reference Room in
                                    Washington, D.C.

         By Phone:                  1-800-SEC-0330

         By Mail:                   Public Reference Section
                                    Securities and Exchange Commission
                                    450 5th Street, N.W.
                                    Washington, DC 20549-6009
                                    (duplicating fee required)

         By Email:                  publicinfo@sec.gov
                                    (duplicating fee required)

         By Internet:               www.sec.gov
                                   (Wells Fargo Funds Trust; Great Plains Funds)


OTHER IMPORTANT THINGS TO NOTE:

o An investment in the WF Funds is not a deposit in Wells Fargo or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

o    You may lose money by investing in the Funds.

o The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why is an interim advisory agreement necessary?

         Wells Fargo & Company's acquisition of First Commerce Bancshares, Inc. on June 16, 2000 resulted in a change of control of First Commerce Investors, Inc., the advisor to the GP Funds. As we stated earlier, we refer to First Commerce Investors, Inc. as FCI. Under the federal securities laws, that acquisition terminated the former advisory contract between FCI and the GP Funds. On May 9, 2000, in anticipation of that event, the Great Plains Funds' Board of Trustees approved an Interim Advisory Agreement between FCI and each of the GP Funds covering the time period between June 16, 2000 and the closing date of the reorganization described in these materials. The Interim Advisory Agreement approved by the Great Plains Funds' Board is substantially identical to the agreement that existed between FCI and the GP Funds before June 16, 2000. By law, if the interim agreement is not approved by a majority of the outstanding shares of a GP Fund (as defined under the federal securities laws), FCI may not be able to collect all of its regular fees owed to it for providing advisory services to that GP Fund during this time period.

         TABLE OF CONTENTS

                                                                           PAGE


Introduction

Proposal 1:       Approval of Reorganization of GP Funds

    Reasons for the Reorganization
    Summary
         Comparison of Current Fees
         Comparison of Investment Objectives, Principal Investment Strategies and Policies Common and Specific Risk Considerations
         Comparison of Shareholder  Services and Procedures
         Comparison of Investment Advisors and Investment Advisory Fees Comparison of Other Principal Service Providers
         Comparison of Business Structures
    Terms of the Reorganization
    Board Consideration of the Reorganization
    Performance
    Federal Income Tax Consequences and Federal Tax Opinions
    Fees and Expenses of the Reorganization

Proposal 2:  Approval of Interim Advisory Agreement between FCI and the GP Funds

    Summary
    Terms of the Interim Advisory Agreement and the Prior Advisory Agreement Approval by the Board of Trustees of Great Plains Funds

Information on Voting
Existing and Pro Forma Capitalizations
Outstanding Shares
Interest of Certain Persons in the Transactions

Exhibit A:        Fee Tables
Exhibit B:        Comparison of Investment Objectives,
                  Principal Investment Strategies and Policies
Exhibit C:        Additional Information about FCI

Introduction
------------
         On June 16, 2000, Wells Fargo & Company, the parent company of Wells Fargo, acquired First Commerce Bancshares, Inc., the parent company of FCI, the investment advisor to the GP Funds. We call that transaction the Acquisition. The Great Plains Funds' Board of Trustees called this shareholder meeting to allow shareholders of the GP Fund to consider and vote on two proposals arising out of the Acquisition. The first proposal concerns the proposed reorganization of each of the four GP Funds of Great Plains Funds into its corresponding WF Fund. We refer to those reorganizations as the Reorganization. The second proposal concerns the approval of an Interim Advisory Agreement between each GP Fund and FCI, which is necessary because of the Acquisition.

PROPOSAL 1:  APPROVAL OF REORGANIZATION OF GP FUNDS

         On May 9, 2000, the Board of Trustees of Great Plains Funds unanimously voted to approve the Reorganization, subject to approval by each GP Fund's shareholders. Under the Reorganization, each GP Fund will transfer its assets to its corresponding WF Fund and the WF Fund will assume the liabilities of the GP Fund. Upon the transfer of assets, shares of that WF Fund will be distributed to shareholders of that GP Fund. Any shares you own of a GP Fund at the time of the Reorganization will be cancelled and you will receive shares of the Institutional Class of the corresponding WF Fund having a value equal to the value of your  shares of the GP Fund.  The  Reorganization  is  expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur in September 2000.

Reasons for the Reorganization

         The Reorganization is part of the plan to consolidate all mutual fund operations after the Acquisition. Wells Fargo currently operates a fund family consisting of over 60 mutual funds. Consolidating the GP Funds into the larger Wells Fargo Fund family can benefit all GP Fund shareholders.

         The Board of Trustees of Great Plains Funds concluded that participation in the proposed Reorganization is in the best interests of each GP Fund and its shareholders. The Trustees also concluded that the economic interests of the shareholders of the GP Funds would not be diluted as a result of the proposed Reorganization. In reaching that conclusion, the Trustees considered, among other things:


1. The broader product array of the more than 60 Wells Fargo mutual funds, and the expanded range of investment options and shareholder services available to investors in those funds.

2.   The  greater  breadth,   depth  and  varied  expertise  of  the  investment
     management personnel employed by the investment advisor and sub-advisors to the Wells Fargo Funds.

3. The fact that Wells Fargo will not have to divide its resources and attention between the GP Funds and the WF Funds, as it would if the GP Funds were not reorganized into the WF Funds.

4. The potential greater purchasing power, analyst coverage and market presence of the WF Funds into which the Merging Funds will be reorganized.

5. The potential for greater operating efficiencies of the WF Funds into which the Merging Funds will be reorganized.

6. The performance track records of the WF Funds into which the Merging Funds will be reorganized.

7.   The expense  ratios of the WF Funds as compared to their  corresponding  GP
     Funds.

8.   The tax-free nature of the Reorganization for federal income tax purposes.

9. The compatibility of the investment objectives and principal investment strategies of the WF Funds with those of the GP Funds.

10.  The undertaking by Wells Fargo to bear the expenses of the Reorganization.


         For a more complete discussion of all of the factors considered by the Board of Great Plains Funds in approving the Reorganization, see pages 17-19.

                                     SUMMARY

         The following summary highlights differences between each GP Fund and its corresponding WF Fund that you will own after the Reorganization. This summary is not complete and does not contain all of the information that you
should  consider  before  voting  on  the  Reorganization.   For  more  complete
information, please read this entire document and the enclosed WF Fund prospectus(es), if any.

Comparison of Current Fees

         After the Reorganization, each WF Fund will have a lower operating expense ratio before waivers and reimbursements than the expense ratio of the corresponding GP Fund before waivers and reimbursements. Each WF Fund also is projected to have the same or lower operating expense ratios, as compared to its corresponding GP Fund, after waivers and reimbursements. The chart below summarizes the gross and net operating expense ratios for the GP Funds and the Institutional Class of the corresponding WF Funds.

------------------------------------------------------------ -----------------------------------------------
GP Fund                                       Total          WF Fund                            Total
Operating                                                    Operating

Expenses                                                     Expenses

Before/After                                                 Before/After
                                                                                                         Waivers
Waivers  and                                                  and
                                                              Reimbursements
Reimbursements

------------------------------------------------------------ -----------------------------------------------
------------------------------------------------------------ -----------------------------------------------
Equity Fund                                                  Equity Income Fund
1.50%/1.00%                                                  0.97%/0.85%

------------------------------------------------------------ -----------------------------------------------
------------------------------------------------------------ -----------------------------------------------
Intermediate Bond Fund              1.25%/0.75%              Income Fund
                                                             0.76%/0.75%

------------------------------------------------------------ -----------------------------------------------
------------------------------------------------------------ -----------------------------------------------
Premier Fund                                 2.12%/1.40%     Small Cap Value Fund
                                                             1.70%/1.25%

------------------------------------------------------------ -----------------------------------------------
------------------------------------------------------------ -----------------------------------------------
Tax-Free Bond Fund                     1.34%/0.83%           Nebraska Tax-Free Fund     1.04%/0.83%
------------------------------------------------------------ -----------------------------------------------



         The GP Funds have higher  operating  expense  ratios before waivers and reimbursements, in part because they had adopted certain "dormant" fees, including fees that could be paid under a dormant distribution plan. The WF Funds do not charge distribution fees on their Institutional Shares and could not institute such fees without both Board and shareholder approval. Currently, the actual fees paid by the GP Funds are less than their permitted gross fees because of fee waivers by the GP Funds' service providers, but the waivers are voluntary, which means the fees after waivers and reimbursements could increase at any time. In contrast, Wells Fargo, as the investment advisor and administrator to the WF Income and WF Small Cap Value Funds, is obligated to provide waivers and reimbursements shown until at least November 5, 2000. Similarly, Wells Fargo, as the investment advisor and administrator to the WF Equity Income Fund, is obligated to provide waivers or reimbursements shown for that fund until at least November 5, 2001. After the expiration of the applicable mandatory waiver period, any waiver or reimbursement may not be reduced without the approval of the Wells Fargo Funds' Board of Trustees. In addition, Wells Fargo, as the investment advisor and administrator to the WF Nebraska Tax-Free Fund, has committed to the after-waiver expense ratio shown above for at least one year from the date of the closing of the Reorganization. Like the other WF Funds, after that time, the Board of Trustees of the Wells Fargo Funds would have to approve any reduction in the waiver or reimbursement. See Exhibit A for a breakdown of the specific fees charged to each WF Fund and GP Fund, and more information about expenses.

Comparison  of  Investment  Objectives,   Principal  Investment  Strategies  and
Policies


         Each GP Fund and its corresponding WF Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the WF Fund.


         The GP Funds' investment objectives are classified as fundamental, which means that the Board cannot change them without shareholder approval. The WF Funds' investment objectives and principal investment strategies are not classified as fundamental, which means that the Board can change them without shareholder approval. The WF Funds believe that this approach allows the Board to better respond to changing market conditions and that it can save the WF Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval. Some of the Wells Fargo Funds, including the WF Equity Income and WF Small Cap Value Funds, are gateway funds, which means that they invest substantially all of their assets in another mutual fund that is a portfolio of Wells Fargo Core Trust with the same investment objective and substantially similar investment policies. The portfolios of Wells Fargo Core Trust are not publicly offered or sold to investors and generally are available only to other mutual funds.

         The WF Funds also have fewer and different "fundamental" investment policies, which can only be changed with shareholder approval and can restrict a fund's ability to respond to new developments and changing trends. Investment policies may limit a portfolio manager from investing in a security that is consistent with the investment objectives and principal investment strategies of a Fund and otherwise an appropriate investment. The WF Funds' fundamental investment policies were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager's discretion, and to conforming the investment polices of each of the WF Funds to the flexibility currently allowed by federal and state law. Also, the list of "fundamental" policies is consistent across all Wells Fargo Funds (with limited exceptions), which greatly facilitates compliance and monitoring activities.


         The following charts compare the investment objective(s) and principal investment strategies of each GP Fund and the corresponding WF Fund. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund's objective(s), principal investment strategies and investment policies in its prospectus and SAI.


-------------------------- -------------------------- --------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
GP EQUITY FUND             Seeks total return         The Fund, a non-diversified       Both Funds seek income and capital
                           (consisting of current     portfolio, pursues its            appreciation.  Despite apparent
                           income and capital         investment objective through      differences in the phrasing of their
                           appreciation) over the     the application of a              principal strategies, both Funds have
                           long-term.                 "value-oriented" approach.  The   invested principally in common stock.
                                                      Fund's stated principal           However, the GP Equity Fund invests in
                                                      strategy is to invest primarily   foreign securities, whereas the WF
                                                      in a portfolio of common and      Equity Income Fund generally does not,
                                                      preferred stocks of domestic      although it reserves the right to do
                                                      and foreign issuers, as well as   so.  Both Funds retain the right to
                                                      domestic and foreign securities   seek their current income from
                                                      convertible into common and       dividends on common and preferred stock
                                                      preferred stock.  Under normal    and interest income from convertible
                                                      conditions the Fund invests at    securities, however, both Funds have
                                                      least 65% of its assets in        sought their current income primarily
                                                      equity securities of medium to    in the form of dividends on common
                                                      large capitalization domestic     stock.  The GP Equity Fund is a
                                                      and foreign companies.  In        non-diversified fund, whereas the WF
                                                      implementing its                  Equity Income Fund is a gateway fund
                                                      "value-oriented" approach, the    investing in a diversified core
                                                      Fund has generally invested in    portfolio.  Last, the GP Fund invests
                                                      common stock of foreign and       in medium and large cap companies,
                                                      domestic issuers.                 whereas the WF Equity Income Fund
                                                                                        invests primarily in large cap domestic
                                                                                        companies.
-------------------------- -------------------------- --------------------------------- -----------------------------------------
-------------------------- -------------------------- --------------------------------- -----------------------------------------
WF EQUITY INCOME FUND      Seeks long-term capital    The Fund is a gateway fund that
                           appreciation and           invests substantially all of
                           above-average dividend     its assets in a diversified
                           income                     core portfolio with
                                                      substantially similar
                                                      investment objectives and
                                                      polices.  The Portfolio invests
                                                      primarily in the common stocks
                                                      of large, high quality domestic
                                                      companies with above-average
                                                      return potential and
                                                      above-average dividend income.
-------------------------- -------------------------- --------------------------------- -----------------------------------------





-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
GP INTERMEDIATE BOND FUND  Seeks total return         The Fund invests primarily in a   Both Funds seek current income.  The GP
                           (consisting of current     diversified portfolio of          Intermediate Bond Fund also seeks
                           income and capital         investment grade                  capital appreciation as an investment
                           appreciation).             intermediate-term bonds and       objective, whereas the WF Fund seeks
                                                      notes with an average             total return.  Despite the slightly
                                                      dollar-weighted maturity of       different wording of their objectives,
                                                      three to ten years.               the GP Intermediate Bond Fund and the WF
                                                                                        Income Fund invest in similar
                                                                                        securities, although the GP Intermediate
                                                                                        Bond Fund reserves the right to invest
                                                                                        in a larger percentage of non-investment
                                                                                        grade securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF INCOME FUND             Seeks current income and   The Fund invests in a broad
                           total return.              spectrum of U.S. issues,
                                                      including U.S. Government
                                                      obligations, mortgage- and
                                                      other asset-backed securities,
                                                      and the debt securities of
                                                      financial institutions,
                                                      corporations and others.  The
                                                      Fund targets average portfolio
                                                      duration in a range based
                                                      around the average portfolio
                                                      duration of the mutual funds
                                                      included in the Lipper
                                                      Corporate A-Rated Debt Average
                                                      (which is currently about 5-6
                                                      years but is expected to change
                                                      frequently).
-------------------------- -------------------------- --------------------------------- ------------------------------------------


-------------------------- -------------------------- --------------------------------- ---------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                DIFFERENCES
-------------------------- -------------------------- --------------------------------- ---------------------------------
-------------------------- -------------------------- --------------------------------- ---------------------------------
GP PREMIER FUND            Seeks total return         The Fund invests primarily in a   The GP Premier Fund includes
                           (consisting of current     non-diversified portfolio of      current income as one of its
                           income and capital         common and preferred stock of     objectives.  In contrast,
                           appreciation) over the     domestic and foreign issuers      capital appreciation is the WF
                           long-term.                 whose market capitalization at    Small Cap Value Fund's only
                                                      the time of investment are        investment objective.  Despite
                                                      under $2 billion.                 this difference, both Funds
                                                                                        employ a "value strategy" and
                                                                                        invest in similar securities,
                                                                                        namely small cap stocks,
                                                                                        although the capitalization
                                                                                        ranges for the two Funds vary.
                                                                                        The GP Premier Fund invests in
                                                                                        foreign securities, whereas the
                                                                                        WF Small Cap Value Fund
                                                                                        generally does not.  The GP
                                                                                        Premier Fund is a
                                                                                        non-diversified fund, whereas
                                                                                        the WF Small Cap Value Fund is
                                                                                        a gateway fund investing in a
                                                                                        diversified core portfolio.

-------------------------- -------------------------- --------------------------------- ---------------------------------
-------------------------- -------------------------- --------------------------------- ---------------------------------
WF SMALL CAP VALUE FUND    Seeks long term capital    The Fund is a gateway fund that
                           appreciation.              invests substantially all of
                                                      its assets in a diversified
                                                      core portfolio with
                                                      substantially similar
                                                      investment objectives and
                                                      strategies.  The Portfolio
                                                      normally invests all of its
                                                      assets in securities of
                                                      companies with market
                                                      capitalizations that reflect
                                                      the market capitalization of
                                                      companies included in the
                                                      Russell 2000 Index (which as of
                                                      May 31, ranged from
                                                      approximately $10 million to
                                                      approximately $13 billion, and
                                                      is expected to change
                                                      frequently).
-------------------------- -------------------------- --------------------------------- ---------------------------------

-------------------------- -------------------------- --------------------------------- ---------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                DIFFERENCES
-------------------------- -------------------------- --------------------------------- ---------------------------------
-------------------------- -------------------------- --------------------------------- ---------------------------------
GP TAX-FREE BOND FUND      Seeks current income       The Fund invests principally in   The major difference is that
                           that is exempt from        a non-diversified portfolio of    the WF Nebraska Tax-Free Fund
                           federal regular income     municipal debt obligations, the   will have as a primary
                           tax.  The Fund also        income of which is exempt from    objective to seek income exempt
                           seeks current income       federal income tax.  At least     from Nebraska income tax,
                           that is exempt from the    80% of the Fund's net assets      whereas the GP Tax-Free Bond
                           regular income taxes       are invested in securities the    Fund pursues this as a
                           imposed by the State of    income of which is exempt from    secondary objective.  The GP
                           Nebraska.                  federal personal income tax.      Tax-Free Bond Fund has invested
                                                      The Fund has invested             principally in Nebraska
                                                      principally in Nebraska           municipal securities, although
                                                      municipal securities.             it did not have a specific
                                                                                        investment policy mandating
                                                                                        this restriction.  The WF
                                                                                        Nebraska Tax-Free Fund will be
                                                                                        bound to invest at least 65% of
                                                                                        its assets in Nebraska
                                                                                        municipal securities, although
                                                                                        it will have more flexibility
                                                                                        with respect to the average
                                                                                        maturities of the municipal
                                                                                        securities it will hold.
-------------------------- -------------------------- --------------------------------- ---------------------------------
-------------------------- -------------------------- --------------------------------- ---------------------------------
WF NEBRASKA TAX-FREE FUND  Seeks current income       The Fund invests principally in
                           exempt from federal        a non-diversified portfolio of
                           income tax and Nebraska    investment grade Nebraska
                           personal income tax.       municipal securities.
-------------------------- -------------------------- --------------------------------- ---------------------------------
-------------------------- -------------------------- --------------------------------- ---------------------------------



Common and Specific Risk Considerations


         Because of the similarities in investment objectives and policies, the GP Funds and the WF Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with the GP Fund and its corresponding WF Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular GP Fund or WF Fund.


         Equity Securities. All of the Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Currently, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through ADR's and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

         Debt Securities. All of the Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.


         GP Equity Fund/WF Equity Income Fund

         The principal risks associated with investing in the GP Equity Fund and the WF Equity Income Fund are the risks associated with investments in equity securities as described above. There are a few differences. Because the GP Equity Fund invests in foreign securities, it has additional risks associated with investments in foreign securities, including fluctuating currency rates and risk emanating from political and economic developments in the issuer's country. The WF Equity Income Fund reserves the right to invest in foreign securities, but as of March 31, 2000 held no foreign securities. Also, because the GP Equity Fund is a non-diversified fund that invests a higher percentage of assets among fewer issuers, it is subject to increased risk because of the impact (positive or negative) that any one issuer may have on the Fund's holdings. The WF Equity Income Fund, as a fund investing in a diversified core portfolio, does not have the additional risks associated with a non-diversified fund.

         GP Intermediate Bond Fund/WF Income Fund

         The principal risks of investing in the GP Intermediate Bond Fund and the WF Income Fund are the risks associated with investing in debt securities as described above. Both Funds invest in similar securities and have similar risks. If the GP Intermediate Bond Fund ever exercised its right to invest up to 35% of its assets in non-investment grade bonds, it would be subject to greater risk that an issuer may default on a non-investment grade bond than the WF Income Fund, which may only invest up to 20% of its assets in such instruments.

         GP Premier Fund/WF Small Cap Value Fund

         The principal risks of investing in the GP Premier Fund and the WF Small Cap Value Fund are the risks associated with equity securities described above. Stocks of smaller companies may be more volatile and less liquid than larger company stocks. Many of these companies have short operating histories and could have aggressive capital structures. Because both Funds invest in securities of smaller companies, they are both subject to these risks. The GP Premier Fund also is subject to risks associated with investing in foreign securities. The WF Small Cap Value Fund may invest in certain foreign securities but as of March 31, 2000 held no foreign securities. In addition, the GP Premier Fund, as a non-diversified portfolio, is subject to increased risk because of the impact (positive or negative) that any one issuer may have on the Fund's holdings. The WF Small Cap Value Fund, as a fund investing in a diversified core portfolio, does not have the additional risks associated with a non-diversified fund. Finally, because the capitalization range for the companies in which the WF Small Cap Value Fund invests is higher than that of the GP Premier Fund, these larger small cap companies could be more stable that the smaller small cap companies in which the GP Premier Fund invests.

         GP Tax-Free Bond Fund/WF Nebraska Tax-Free Fund

         The principal risks associated with the GP Tax-Free Bond Find and the WF Nebraska Tax-Free Fund are the risks associated with debt securities described above. In addition, because both Funds invest in obligations of Nebraska issuers, both Funds are subject to risks associated with the economic condition of the state of Nebraska, which could affect Nebraska municipal securities.


Comparison of Shareholder Services and Procedures


         The GP Funds and WF Funds have similar shareholder services and procedures. The WF Funds, however, have a larger variety of share classes available to investors. The GP Funds offer one retail class with a front end load or sales charge. This front end load is waived for certain investors, including trust clients of affiliates of First Commerce Bancshares, Inc. All GP Fund shareholders will receive Institutional Shares of the corresponding WF Fund. The WF Funds do not charge a sales load on Institutional Shares. All former GP shareholders will be permitted to make additional investments in Institutional Shares of any Fund in the Wells Fargo Fund family that offers institutional shares whether or not they would otherwise be eligible. Therefore, a retail shareholder who currently pays a sales charge will not need to pay any sales charge after the merger. The Reorganizatio will not trigger any sales charges for shareholders.


         The GP Funds have adopted a distribution plan and shareholder servicing plan, but currently the distributor voluntarily waives fees payable under those plans. The WF Funds do not charge a distribution fee on Institutional Classes. The Institutional Shares of most of the funds of the Wells Fargo Fund family are not charged shareholder servicing fees. Some of the Wells Fargo Funds, including the WF Small Cap Value Fund, charge a 0.10% shareholder servicing fee on Institutional Shares.

         The GP Funds and WF Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The GP Funds permit shareholders to exchange shares of one GP Fund for another without imposing a sales charge on the exchange. The WF Funds generally permit exchanges between like share classes of all Wells Fargo Funds. Thus, former GP shareholders would be permitted to exchange Institutional Shares of one WF Fund for Institutional Shares of another Wells Fargo Fund without incurring a sales charge. For both the GP Funds and the WF Funds, an exchange of fund shares is a taxable transaction for federal income tax purposes. Both the GP Funds and the WF Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your GP Fund holdings, it will automatically be carried over to the WF Funds.

         Both the GP Funds and the WF Funds distribute capital gains, if any, to shareholders at least annually. The GP Funds and WF Funds that invest primarily in equity securities declare and pay distributions of net investment income on a different frequency. The chart below summarizes when distributions are declared and paid for each of the GP Funds and the WF Funds.


---------------------------------------- -------------------------------------- --------------------------------------
Name of Fund                             Frequency Declared                     Frequency Paid
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
GP Equity Fund                           monthly                                monthly
WF Equity Income Fund                    quarterly                              quarterly
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
GP Intermediate Bond Fund                daily                                  monthly
WF Income Fund                           daily                                  monthly
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
GP Premier Fund                          monthly                                monthly
WF Small Cap Value Fund                  annually                               annually
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
GP  Tax-Free Bond Fund                   daily                                  monthly
WF Nebraska Tax-Free Fund                daily                                  monthly
---------------------------------------- -------------------------------------- --------------------------------------


Both the GP Funds and the WF Funds offer a choice between automatically reinvesting dividends in additional shares or receiving the distribution by check.

         The GP Funds' prospectus and the WF Funds prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisors and Investment Advisory Fees

         Wells Fargo serves directly as investment advisor for the WF Income Fund and the WF Nebraska Tax-Free Fund. Because the WF Equity Income Fund and the WF Small Cap Value Fund are gateway funds that invest substantially all of their assets in a core portfolio of Wells Fargo Core Trust, Wells Fargo does not provide investment advisory services to these two Funds directly. Wells Fargo, however, serves as the investment advisor to the core portfolios in which these two WF Funds invest. Thus, Wells Fargo serves as investment advisor to each of the WF Funds either directly or indirectly. Wells Fargo provides portfolio management and fundamental security analysis for the Funds. Wells Fargo is located at 525 Market St., San Francisco, CA 94105. Wells Fargo, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo and its affiliates provided advisory services for over $129 billion in assets. FCI, a wholly-owned subsidiary of First Commerce Bancshares, Inc., is currently the investment advisor to each of the GP Funds.

The following chart highlights the annual rate of investment advisory fees paid by each GP Fund and WF Fund as a percentage of average net assets.

       ----------------------------------------------------------------------- ---------------------------------
                                        Fund                                      Advisory Fee (Contractual)
       ----------------------------------------------------------------------- ---------------------------------
       GP Equity Fund                                                                       0.75%
             WF Equity Income Fund                                                          0.75%
       ----------------------------------------------------------------------- ---------------------------------
       GP Intermediate Bond Fund                                                            0.50%
             WF Income Fund                                                                 0.50%
       ----------------------------------------------------------------------- ---------------------------------
       GP Premier Fund                                                                      1.00%
             WF Small Cap Value Fund                                                        0.90%
       ----------------------------------------------------------------------- ---------------------------------
       GP Tax-Free Bond Fund                                                                0.50%
             WF Nebraska Tax-Free Fund                                                      0.50%
       ----------------------------------------------------------------------- ---------------------------------

         Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo, is the sub-advisor for each of the WF Funds, except the WF Small Cap Value Fund. Because the WF Equity Income Fund is a gateway fund, WCM provides its sub-advisory services to that Fund indirectly by providing sub-advisory services to the core portfolio in which the WF Equity Income Fund invests. In that capacity, it is responsible for the day-to-day investment management activities of each of the WF Funds except the WF Small Cap Value Fund. As of March 31, 2000, WCM provided advisory services for over $71 billion in assets.

         Because the WF Small Cap Value Fund is a gateway fund that invests substantially all of its assets in the Small Cap Value Portfolio of Wells Fargo Core Trust, it does not have an active sub-advisory arrangement. Smith Asset Management, L.P. serves as the sub-advisor to the core portfolio in which the Fund invests, and thus serves indirectly as the sub-advisor to the WF Small Cap Value Fund. Wells Fargo owns 20% of Smith Asset Management, L.P. As of March 31, 2000, Smith Asset Management, L.P. provided advisory services for over $1 billion in assets.

Comparison of Other Principal Service Providers

         The following is a list of principal service providers for the GP Funds and WF Funds:



------------------------------------ ---------------------------------------------------------------------
                                                              Service Providers
------------------------------------ ---------------------------------------------------------------------
------------------------------------ -------------------------------------- ------------------------------
Service                                            GP Funds                           WF Funds
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Investment Advisor                   First Commerce Investors, Inc.         Wells Fargo, N.A.
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Sub-advisor                          N/A                                    WCM and Smith
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Distributor                          Edgewood Services Inc.                 Stephens Inc.
                                                                            111 Center Street
                                                                            Little Rock, AR 72201
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Administrator                        Federated Services Company             Wells Fargo
                                                                            525 Market Street
                                                                            San Francisco, CA 94120
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Custodian                            National Bank of Commerce, Lincoln,    Wells Fargo Bank Minnesota,
                                     Nebraska                               N.A.
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Fund Accountant                      Federated Services Company             Forum Accounting Services,
                                                                            LLC
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Transfer Agent and Dividend          Federated Shareholder Services         Boston Financial Data
Disbursing Agent                     Company                                Services, Inc.
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Independent Auditors                 Deloitte & Touche LLP                  KPMG LLP
------------------------------------ -------------------------------------- ------------------------------
------------------------------------ -------------------------------------- ------------------------------
Legal Counsel                        Bell, Boyd & Lloyd LLC                 Morrison & Foerster LLP
------------------------------------ -------------------------------------- ------------------------------


Comparison of Business Structures

         Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each fund's governing documents can create additional operating rules and restrictions that funds must follow. The GP Funds are organized as series of a Massachusetts business trust, whereas the WF Funds are series of a Delaware business trust. This change will not significantly affect the operation of your Fund or change the responsibilities, powers or the fiduciary duty of the WF Funds' Board of Trustees.


         Under Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the Trust Instrument or Declaration of Trust. The Wells Fargo Funds' Declaration of Trust requires shareholder approval of any matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Accordingly, WF Fund shareholders have more limited voting rights than the shareholders of the GP Funds. In this regard, the Great Plains Funds' Trust Instrument permits shareholders to vote on amendments to the Trust Instrument that would adversely affect the shareholders' rights. The Wells Fargo Funds' Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it. Similarly, the Great Plains Funds' Trust Instrument gives shareholders the express right to vote on certain reorganizations. WF Fund shareholders have the right to vote for reorganizations only if required under the federal securities laws.


Terms of the Reorganization

         At the effective time of the Reorganization, each WF Fund will acquire all of the assets, and assume all of the liabilities, of the corresponding GP Fund shown in the table below in exchange for Institutional Class Shares of the WF Fund.


---------------------------------------- ----------------------------------------------------------------
               GP FUNDS                                             WF FUNDS
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
              Equity Fund                                      Equity Income Fund
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
        Intermediate Bond Fund                                     Income Fund
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
             Premier Fund                                     Small Cap Value Fund
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
          Tax-Free Bond Fund                                 Nebraska Tax-Free Fund
---------------------------------------- ----------------------------------------------------------------


         Each WF Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective GP Fund by the net asset value of one share of the WF Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the GP Funds' assets and the net asset value of a share of the WF Funds. To determine the valuation of the assets transferred by each GP Fund and the number of shares of each WF Fund to be transferred, the parties will use the standard valuation methods used by the WF Funds in determining daily net asset values, which do not differ materially from the standard methods used by the GP Funds. The valuation will occur on the closing date of the Reorganization, which is expected to be on or about September 8, 2000, and will be done at the time of day the GP Funds and WF Funds ordinarily calculate their net asset value.


         Each GP Fund will distribute the WF Fund shares received in the Reorganization to its shareholders in liquidation of the GP Fund. Specifically, shareholders of record of the GP Fund will be credited with shares of the corresponding WF Fund having a value equal to the GP Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the GP Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.


         The parties may terminate the Reorganization plan by mutual consent and each party has the right to terminate the Reorganization plan under certain circumstances. In addition, either party may at any time terminate the Reorganization plan unilaterally upon a determination by its Board that proceeding with the Reorganization is not in the best interest of its shareholders. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the GP Funds and WF Funds receive a tax opinion to the effect that the Reorganization will not be a taxable transaction for federal income tax purposes for the GP Funds, the WF Funds or the GP Funds' shareholders. Other material conditions include the receipt of legal opinions regarding the GP Funds, the WF Funds and the Reorganization. Last, the closing is conditioned upon both the GP Funds and WF Funds receiving the necessary documents to transfer the assets and liabilities of each GP Fund to its corresponding WF Fund, and to transfer the WF Fund shares back to its corresponding GP Fund in exchange for the assets received.


Board Consideration of the Reorganization

         At a  meeting  on May 9,  2000,  the  Trustees  of Great  Plains  Funds
unanimously approved the Reorganization plan and determined that the reorganization of the GP Funds into the WF Funds would be in the best interests of each Fund and its shareholders. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Trustees recommend approval of the Reorganization for the following reasons:


o        GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS


         Investors in the Wells Fargo Fund family will enjoy a wide array of investment options and strategies. At the closing of the Reorganization, the Wells Fargo Fund family will consist of more than 60 mutual funds, including 20 different equity funds, 12 Asset Allocation Funds, 11 Tax-Free Funds (including the new Nebraska Tax-Free Fund), 8 Income Funds and 14 Money Market Funds. Currently, Great Plains Funds has 5 funds, of which 3 are equity funds, 1 is a tax-free fund and 1 is an income fund. (There are only 4 reorganizing GP Funds, because the GP Equity Fund, which owned substantially all of the shares of the GP International Equity Fund, redeemed its shares in the GP International Equity Fund. The GP International Equity Fund will be liquidated before the Reorganization).


         This broader range of investment options will permit an investor in the Wells Fargo Funds family to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges between Wells Fargo Funds. The Wells Fargo Funds family also employs seven different sub-advisors to provide specialized expertise with respect to certain investment styles and market segments, including international, index, small cap and large cap styles, and a new sub-advisor to provide expertise with respect to domestic and foreign technology companies. Thus, if the Reorganization is approved, you will have increased investment options and greater flexibility to change investments.

o        TAX-FREE CONVERSION OF GP FUND SHARES


         If you were to redeem your investment in the GP Funds to invest in the WF Funds or another investment product, you would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is expected that the proposed Reorganization of the GP Funds will result in your investment being transferred to the corresponding WF Fund without recognition of gain or loss for federal income tax purposes. After the Reorganization, you will have the same basis and holding period for your WF Funds shares as you had for your GP Fund shares for federal income tax purposes. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at NAV at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.


o        MARKET PRESENCE


         The Reorganization has the potential for greater investment leverage and market presence for the former shareholders of the GP Funds. As of March 31, 2000, the WF Fund family had approximately $61 billion in assets, and was the 27th largest mutual fund family in the United States. Fund investment opportunities for a mutual fund or a fund family tend to increase as fund or fund family assets increase by giving fund portfolio managers broader investment opportunities and lower trading costs.


o        IMPROVED OPERATING EFFICIENCIES


         The WF Funds have the potential to operate more efficiently than the GP Funds by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs as a percentage of fund assets, such as legal, compliance and the board of trustee expenses.


o        COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

         As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," although the phrasing of the investment objective(s) differ slightly, each WF Fund and GP Fund have compatible investment objectives and strategies. As a result, the proposed
Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the WF Fund.

o        EXPENSES OF THE REORGANIZATION

         Well Fargo has agreed to pay all of the expenses of the Reorganization so shareholders of the GP Funds and WF Funds will not bear these costs.


Performance

         The following table shows the average annual total returns of the merging GP Funds and WF Funds for 1, 5 and 10 years (or, less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the WF Funds' Prospectuses accompanying this statement or your GP Fund prospectus. Of course, past performance does not predict future results.



------------------------------------------------- -------------- ------------ ------------ ---------------

         Average Annual Total Returns as of          1 Year        5 Years     10 Years        Since
December 31, 1999                                                                            Inception


------------------------------------------------- -------------- ------------ ------------ ---------------
------------------------------------------------- -------------- ------------ ------------ ---------------

GP Equity Fund*                                       (1.09)        18.73%        12.25%
WF Equity Income Fund (11/11/94)                       8.28%        22.15%        N/A          15.47**
------------------------------------------------- -------------- ------------ ------------ ---------------


------------------------------------------------- -------------- ------------ ------------ ---------------
GP Intermediate Bond Fund*                            (1.89%)        7.11%         6.89%
WF Income Fund (8/2/93)                               (3.91%)        6.67%        N/A           6.94%**
------------------------------------------------- -------------- ------------ ------------ ---------------
GP Premier Fund*                                       3.34%        15.47%        11.07%
WF Small Cap Value Fund (10/15/97)                    10.59%       N/A            N/A          (1.73%)**
------------------------------------------------- -------------- ------------ ------------ ---------------
------------------------------------------------- -------------- ------------ ------------ ---------------



         *The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower. The quoted performance data includes the performance of a common trust fund advised by FCI for the period before the date that the Fund commenced operations (9/26/97), as adjusted to reflect the fees and expenses of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been different.

         **The performance history is from inception date, which is next to the fund's name, because the fund is not old enough to have a 5 year and/or 10 year history.

Material Federal Income Tax Consequences and Federal Tax Opinions


         The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to GP Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A GP Fund shareholder's tax treatment may vary depending upon his or her particular situation. A GP Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of GP Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold GP Fund shares as a capital asset at the time of the Reorganization.


         Neither the GP Funds nor the WF Funds has requested or will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS may adopt positions contrary to that discussed below and such positions could be sustained. A GP Fund shareholder is urged to consult with its own tax advisors and financial planners as to the particular tax consequences of the merger to the GP Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         The obligation of the GP Funds and the WF Funds to consummate each reorganization is conditioned upon the receipt of an opinion of Bell, Boyd & Lloyd LLC reasonably acceptable to the GP Funds and the WF Funds substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, each reorganization will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code and that a GP Fund and corresponding WF Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Internal Revenue Code. Provided that each reorganization so qualifies and a GP Fund and the corresponding WF Fund are so treated:

     o Neither a GP Fund nor the corresponding WF Fund will recognize any gain or loss as a result of the Reorganization.

     o A GP Fund shareholder will not recognize any gain or loss as a result of the receipt of WF Fund shares in exchange for such shareholder's WF Fund shares pursuant to the Reorganization.

     o A GP Fund shareholder's aggregate tax basis in WF Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in GP Fund shares held immediately before the Reorganization.

     o A GP Fund shareholder's holding period for the WF Fund shares received pursuant to the Reorganization will include the period during which the GP Fund shares have been held.


         The tax opinion of Bell, Boyd & Lloyd LLC described above is based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Great Plains Funds, on behalf of the GP Funds, and Wells Fargo Funds, on behalf of the WF Funds, including representations in certificates to be delivered to Bell, Boyd & Lloyd LLC by the management of each of Great Plains Funds and Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached by Bell, Boyd & Lloyd LLC in the opinion.


         Regardless of whether the acquisition of the assets and liabilities of a GP Fund by a corresponding WF Fund qualifies as a tax-free reorganization as described above, the sale of securities by a GP Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to the GP Fund's shareholders.


         Since its formation, each of the GP Funds and the WF Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of Fund believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.


Fees and Expenses of the Reorganization

         All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Wells Fargo.

PROPOSAL 2:       APPROVAL OF INTERIM ADVISORY AGREEMENT

         Summary

         At the meeting, shareholders also will be asked to consider and vote on an Interim Advisory Agreement between FCI and each GP Fund covering the period from June 16, 2000 to the closing date of the Reorganization. If the shareholders of any GP Fund do not approve the Reorganization, the Interim Advisory Agreement will not terminate with respect to that Fund.

         On June 16, 2000, First Commerce Bancshares, Inc., the parent company of FCI was acquired by Wells Fargo & Company in the Acquisition. Under the federal securities laws, the Acquisition terminated the existing investment advisory agreement between FCI and each GP Fund. Generally an advisory agreement must be approved by a majority of the outstanding shares of a fund (as defined under the federal securities laws). However, there is a SEC rule that permits a fund board to approve an interim advisory agreement in anticipation of a transaction that will terminate an existing advisory agreement, provided that certain conditions are met. One of the conditions is that all fees must be paid into an escrow account unless shareholders approve the interim agreement within 150 days of the termination of the previous agreement.

         In anticipation of the termination of the advisory agreement between each GP Fund and FCI, the Board of Trustees approved an Interim Advisory
Agreement between FCI and each GP Fund. The terms of the Interim Advisory Agreement with each GP Fund are substantially identical to the terms of the advisory agreement between FCI and the GP Funds that was in effect immediately before the Acquisition that was dated September 1, 1997 and approved by each GP Fund's initial shareholder on August 20, 1997. We refer to the advisory agreement in effect between FCI and each GP Fund as the Prior Advisory Agreement. The Board of Trustees of Great Plains Funds most recently reapproved the Prior Advisory Agreement at a meeting on August 6, 1999. The only differences between the Interim Advisory Agreement and the Prior Advisory Agreement are those differences mandated by the SEC rule permitting interim advisory arrangements and the dates in the agreements. The differences between the agreements relates to the term of the agreements and a provision in the Interim Advisory Agreement permitting the Board of Trustees or shareholders of a GP Fund to terminate the interim agreement on ten days' notice. Thus, unless otherwise specified, a description of the Prior Advisory Agreement also describes the Interim Advisory Agreement. The material provisions of the Prior Advisory Agreement are described below in the section entitled "Terms of the Interim Advisory Agreement and the Prior Advisory Agreement."

         At the time of the Reorganization, each WF Fund will have an existing advisory agreement with Wells Fargo that has been approved by its shareholders. Thus, each GP Fund needs an Interim Advisory Agreement only from June 16, 2000 through the closing date of the Reorganization. Accordingly, shareholders of each GP Fund are being asked to approve an Interim Advisory Agreement between the GP Fund and FCI, the current advisor to each GP Fund.

        Terms of the Interim Advisory Agreement and the Prior Advisory Agreement

         The Prior Advisory Agreement provided that in exchange for providing advisory services, FCI was entitled to receive fees based on the average daily assets of the respective GP Fund. FCI voluntarily waived a portion of its advisory fee for the GP Equity Fund and the GP Premier Fund. The chart below details the amount of the advisory fee under the Prior Advisory Agreement.


       ----------------------------------- ----------------------- -----------------------
       Name of Fund                        Net Assets under        Advisory Fee
                                           Management as of
                                           May 23, 2000
       ----------------------------------- ----------------------- -----------------------
       ----------------------------------- ----------------------- -----------------------
       GP Equity Fund                      $162,928,220            0.75%
       ----------------------------------- ----------------------- -----------------------
       ----------------------------------- ----------------------- -----------------------
       GP Intermediate Bond Fund           $115,170,441            0.50%
       ----------------------------------- ----------------------- -----------------------
       ----------------------------------- ----------------------- -----------------------
       GP Premier Fund                     $  23,041,457           1.00%
       ----------------------------------- ----------------------- -----------------------
       ----------------------------------- ----------------------- -----------------------
       GP Tax-Free Fund                    $  63,608,959           0.50%
       ----------------------------------- ----------------------- -----------------------


         As stated before, under the Interim Advisory Agreement, the contractual advisory fees are the same as those under the Prior Advisory Agreement and listed in the chart above. In the past, FCI has voluntarily waived a portion of its advisory fee for the GP Equity Fund and the GP Premier Fund. During the interim period, FCI expects to continue the voluntary waiver with respect to the GP Premier Fund. The waiver for the GP Equity Fund was provided, in part, to avoid duplicative advisory fees caused by the GP Equity Fund's investment in the GP International Equity Fund. After the liquidation of the GP International Equity Fund, FCI does not intend to continue this waiver.


         National Bank of Commerce is affiliated with FCI because they were both under the common control of First Commerce Bancshares, Inc. We refer to National Bank of Commerce as NBC. NBC also served as the custodian to each of the GP Funds. The address for First Commerce Bancshares, Inc. is 610 NBC Center, Lincoln, Nebraska 68508. The GP Funds made payments to NBC for providing custody services for the last fiscal year in the amounts specified in the chart below.

       ---------------------------------------------------- ------------------------------
       Name of Fund                                         Aggregate Amount Paid
       ---------------------------------------------------- ------------------------------
       ---------------------------------------------------- ------------------------------
       GP Equity Fund                                       $31,498
       ---------------------------------------------------- ------------------------------
       ---------------------------------------------------- ------------------------------
       GP Intermediate Bond Fund                            $23,700
       ---------------------------------------------------- ------------------------------
       ---------------------------------------------------- ------------------------------
       GP Premier Fund                                      $19,564
       ---------------------------------------------------- ------------------------------
       ---------------------------------------------------- ------------------------------
       GP Tax-Free Bond Fund                                $18,805
       ---------------------------------------------------- ------------------------------

Other than the payments referenced above, the GP Funds did not make any other payments to FCI or any other entity affiliated with FCI.

         One officer of the GP Funds is the Chairman of the Board of Directors and the principal executive officer of FCI. Two other officers of the GP Funds also serve as officers of FCI. Their names and addresses are included in Exhibit
C. Other than these individuals, no other Officer or Trustee of the GP Funds has any material interest in FCI or any affiliated entity, or in any material transaction in which FCI or one of its affiliates is a party.

         For more information on FCI, including its officers and directors and significant shareholders, see Exhibit C.

         Approval by the Board of Trustees of Great Plains Funds

         As described above, the Prior Advisory Agreement between FCI and the GP Funds terminated on June 16, 2000. In anticipation of that termination, and to ensure continuity of the advisory services provided to the GP Funds, on May 9, 2000 the Great Plains Funds Board of Trustees approved the Interim Advisory Agreement between FCI and each GP Fund.

         In considering whether to approve the Interim Advisory Agreement and whether to submit the agreement to shareholders for approval, the GP Board of Trustees considered the following factors: (1) FCI's representations that it would provide investment advisory and other services to the GP Funds of a scope and quality at least equal to the scope and quality of services provided under the Prior Advisory Agreement; (2) the substantially identical terms and conditions contained in the Interim Advisory Agreement as compared to the Prior Advisory Agreement; and (3) the assurances provided to the Board of Trustees of the Great Plains Funds that the GP Funds would receive during the interim period the same investment advisory services, provided in the same manner, as they received under the Prior Advisory Agreement.

Information on Voting

         This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of Great Plains Funds to solicit your vote for the two proposals at a meeting of shareholders. The meeting will be held at the 610 NBC Center, 1248 O Street, Lincoln, Nebraska on August 23, 2000 at 11:00 a.m. (Central Time). You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit to the appropriate GP Fund a later dated proxy or a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each of the two proposals.

         Only shareholders of record on June 26, 2000 are entitled to notice of and to vote at the Meeting. Each share held as of the close of business on June 26, 2000 is entitled to one vote. For each GP Fund, the presence in person or by proxy of one-third of the shares of the Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business except a vote on the Interim Advisory Agreement, which requires the presence of one-half of the shares entitled to vote. Approval of the Reorganization by any GP Fund requires the affirmative vote of a majority of the shares voting on the proposal. Approval of the Interim Advisory Agreement by any Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that at least 50% of the outstanding shares are present at the meeting or represented by proxy, or (ii) more than 50% of the shares of the Fund entitled to vote.

         The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

* votes cast "for" approval of a proposal to determine whether sufficient affirmative votes have been cast;

* abstentions and broker non-votes of shares (in addition to votes cast "for") to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes to determine whether a proposal has been approved.

         Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

         The Great Plains Funds Trustees know of no matters other than those described in this proxy statement/prospectus that will be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

         In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Trustees of Great Plains Funds, and employees and agents of Wells Fargo & Company and First Commerce Bancshares, Inc. and their affiliates may solicit proxies by telephone. Wells Fargo will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

Existing and Pro Forma Capitalization

         The following table sets forth as of the date specified in the chart below, (i) the capitalization of the GP Funds and (ii) the pro forma capitalization of the remaining WF Funds as adjusted, giving effect to the proposed acquisition of assets at net asset value. The GP Tax-Free Bond Fund is not included in the chart below because it is involved in a Shell Reorganization.


------------------------------------------ ------------------------------- --------------------- ---------------------
GP Funds into WF Funds                     Total Net Assets                Shares Outstanding    Net Asset Value Per
                                                                                                 Share
------------------------------------------ ------------------------------- --------------------- ---------------------
------------------------------------------ ------------------------------- --------------------- ---------------------
GP Intermediate Bond Fund                  $   127,073,883                 13,019,865            $   9.76
Pro Forma WF Income Fund (Institutional
Shares)                                    $   557,729,802                 61,174,730            $   9.12
(as of 11/30/99)
------------------------------------------ ------------------------------- --------------------- ---------------------
------------------------------------------ ------------------------------- --------------------- ---------------------
GP Premier Fund                            $    24,355,058                  2,455,287            $   9.96
Pro Forma Small Cap Value Fund
(Institutional Shares)                     $    42,310,843                  4,195,509            $ 10.08
(as of 3/31/00)
------------------------------------------ ------------------------------- --------------------- ---------------------
------------------------------------------ ------------------------------- --------------------- ---------------------
GP Equity Fund                             $   171,394,109                 16,032,291            $ 10.69
Pro Forma WF Equity Income Fund
(Institutional Shares)                     $1,540,101,109                  35,859,678            $ 42.95
(as of 3/31/00)
------------------------------------------ ------------------------------- --------------------- ---------------------

Outstanding Shares

         As of the Record Date, the GP Funds and its corresponding WF Fund had the following numbers of shares outstanding:

-------------------------------- -------------------------------------------- ---------------------------
           GP Funds                     Number of Shares Outstanding                   WF Fund
-------------------------------- -------------------------------------------- ---------------------------
-------------------------------- --------------------- ---------------------- ---------------------------
Equity Fund                           15,547,072            39,629,801            Equity Income Fund
-------------------------------- --------------------- ---------------------- ---------------------------
-------------------------------- --------------------- ---------------------- ---------------------------
Intermediate Bond Fund                12,187,926            44,326,653               Income Fund
-------------------------------- --------------------- ---------------------- ---------------------------
-------------------------------- --------------------- ---------------------- ---------------------------
Premier Fund                          2,427,589              1,989,731           Small Cap Value Fund
-------------------------------- --------------------- ---------------------- ---------------------------
-------------------------------- --------------------- ---------------------- ---------------------------
Tax-Free Bond Fund                    6,691,643                 -0-             Nebraska Tax-Free Fund
-------------------------------- --------------------- ---------------------- ---------------------------

Interest of Certain Persons in the Transactions

         To the knowledge of the GP Funds and WF Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any GP Fund or WF Fund


                                                               As of June 12, 2000

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
Fund                 Name and Address                 Class of          % of Class   % of Fund    % of Fund
                                                      Shares/Type of                              Post-Closing
                                                      Ownership
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
GP Equity Fund       Firlin & Company                 N/A                5.19%       5.19%        0.45%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
GP Premier Fund      Firlin & Company                 N/A                9.26%       9.26%        4.93%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
WF Small Cap Value   Dentru & Company                 Class I           8.09%        8.09%        3.79%
Fund                 Non-Discretionary Cash           Record Holder
                     1740 Broadway M/S 8751
                     Denver, CO 80274-0001

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     SBRET & Co                       Class I           14.92%       14.92%       6.98%
                     Discretionary Reinvest           Record Holder
                     1740 Broadway M/S 8751
                     Denver, CO 80274-0001

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
WF Equity Income     Wells Fargo Bank                 Class A           13.30%       1.62%        1.48%
Fund                 FBO Retirement Plans Omnibus     Record Holder
                     P.O. Box 63015
                     San Francisco, CA 94163-0001

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Investors Services Group         Class A           18.29%       2.22%        2.03%
                     FBO Wells Fargo/Portfolio        Record Holder
                     Advisor Customer
                     211 South Gulph Road
                     King of Prussia, PA 19406-3101


-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     EM Jay Co.                       Class C           21.06%       .077%        0.071%
                     Omnibus Account                  Record Holder
                     P.O. Box 17909
                     Milwaukee, WI 53217-0909

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Norwest Management Investment    Class C           10.96%       .04%         0.037%
                     Services, Inc.                   Record Holder
                     FBO 120068881
                     608 Second Avenue South
                     Northstar Building East - 9th
                     Floor
                     Minneapolis, MN 55479-0162

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Norwest Management Investment    Class C           6.61%        .024%        0.022%
                     Services, Inc.                   Record Holder
                     FBO 120880431
                     608 Second Avenue South
                     Northstar Building East - 9th
                     Floor
                     Minneapolis, MN 55479-0162

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Dentru & Company                 Class I           8.64%        6.74%        6.16%
                     1740 Broadway M/S 8676           Record Holder
                     Denver, CO 80274-0001

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     EMSEG & Company                  Class I           24.86%       19.38%       17.71%
                     Income Fund I                    Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
WF Income Fund       Dentru & Company                 Class I           19.12%       17.89%       13.82%
                     Non-Discretionary Cash           Record Holder
                     1740 Broadway MS 8676
                     Denver, CO 80274-0001

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     EMSEG & Company                  Class I           11.55%       10.81%       8.35%
                     Income Equity I                  Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW. 8477
                     Minneapolis, MN 55485-1450
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------

         To the knowledge of the GP Funds and WF Funds, the following are the only persons who owned of record or beneficially, greater than 25 % of the outstanding shares of any GP Fund or WF Fund

                                                           As of June 12, 2000

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
Fund                 Name and Address                 Class of          % of Class   % of  Fund   % of Fund
                                                      Shares/Type of                              Post-Closing
                                    Ownership
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
GP Equity Fund       Firlin & Company                 N/A               51.06%       51.06%       4.396%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Firlin & Company                 N/A               33.80%       33.80%       2.91%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
GP Tax-Free Bond     Firlin & Company                 N/A               95.63%       95.63%       95.63%
Fund                 Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
GP Intermediate      Firlin & Company                 N/A               56.29%       56.29%       12.81%
Bond Fund            Attn NBC Trust Division          Record H
                     1248 O Street                    Holder
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Firlin & Company                 N/A               33.47%       33.47%       7.62%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
GP Premier Fund      Firlin & Company                 N/A               29.56%       29.56%       15.72%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Firlin & Company                 N/A               50.93%       50.93%       27.09%
                     Attn: NBC Trust Division         Record Holder
                     1248 O Street
                     P.O. Box 82408
                     Lincoln, NE 68501-2408

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
WF Small Cap Value   EMSEG & Co.                      Class I           66.84%       66.84%       31.29%
Fund                 Performa Small Cap Value Fund    Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
WF Equity Income     EMSEG & Co.                      Class I           34.84%       27.16%       24.82%
Fund                 Income Equity I                  Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     EMSEG & Co.                      Class I           26.76%       20.86%       19.07%
                     Income Equity I                  Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
WF Income Fund       EMSEG & Co.                      Class I           26.89%       25.16%       19.43%
                     Income Fund I                    Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     Wealthbuilder II Growth          Class A           35.27%       1.51%        1.16%
                     Balanced                         Record Holder
                     Income Bond Fund-Class A
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450

-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------
                     EMSEG & Co.                      Class I           37.61%       35.19%       27.18%
                     Income Fund I                    Record Holder
                     c/o Mutual Fund Processing
                     P.O. Box 1450 NW 8477
                     Minneapolis, MN 55485-1450
-------------------- -------------------------------- ----------------- ------------ ------------ ----------------


         In addition, as of June 12, 2000, NBC, an affiliate of FCI, controlled or held with sole or shared power to vote more than 25% of the outstanding shares of each of the GP Funds, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, NBC may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, National City Bank of Minnesota, an independent fiduciary engaged by NBC will vote the shares of the GP Funds that are entitled to be voted by NBC. As of June 12, 2000, the officers and Trustees of the GP Funds as a group owned less than 1% of each GP Fund. As of June 12, 2000, the officers and Trustees as a group of the WF Funds owned less than 1% of each of the WF Funds.

     These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

                                                                                                       WF Equity Income Fund
                                                                                  GP Equity Fund       (Institutional Class)
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................                5.00%                  None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................               None                    None
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets, as a percentage of average net assets)
         Management fee..................................................                0.75%                  0.75%2
         Distribution (Rule 12b-1) fee...................................                0.25%                  0.00%
         Other expenses..................................................                0.25%                  0.22%2
         Shareholder Services Fee........................................                0.25%                  N/A
         Total Annual Fund Operating Expenses (Gross)....................                  1.50%1               0.97%
         Waivers.........................................................                                       0.12%3
         Net Annual Fund Operating Expenses..............................                                       0.85%

_____________________________

     1. The GP Equity Fund formerly invested both directly in domestic securities and indirectly in foreign securities by investing a portion of its assets in the GP International Equity Fund. Management intends to liquidate the International Equity Fund by transferring its assets and liabilities to existing shareholders, including the GP Equity Fund. It is anticipated that this transaction will be completed in July 2000. After the completion of this liquidation, the GP Equity Fund will invest directly in all portfolio securities. The fees in this table are restated to reflect the fees that the GP Equity Fund will contractually be obligated to pay after the GP International Equity Fund is liquidated. The distributor and shareholder services provider of the GP Equity Fund will voluntarily waive certain fees and expenses. After voluntary waivers, the net operating expense ratio for the GP Equity Fund will be 1.00%.

     2. This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.

     3. Contractual fee waivers apply until at least November 5, 2001. After this time, these waivers may be reduced or eliminated only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                                      WF Equity Income Fund
                                                                                GP Equity Fund           (Institutional)
                One Year.............................................                 $645                       $87
                Three Year...........................................                 $950                      $297
                Five Year............................................               $1,278                      $525
                Ten Year.............................................               $2,201                    $1,179


                                                                                GP Intermediate           WF Income Fund
                                                                                   Bond Fund           (Institutional Class)
       Shareholder Fees (fees paid directly from your investment):
                Maximum Sales Charge (Load) on Purchases .......................      3.00%                    None
                (as a percentage of offering price)
                Maximum Deferred Sales Charge (Load) ...........................      None                     None
                (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                Management fee..................................................      0.50%                     0.50%
                Distribution (Rule 12b-1) fee...................................      0.25%                     0.00%
                Other expenses..................................................      0.25%                     0.26%
                Shareholder Services Fee........................................      0.25%                      N/A
                Total Annual Fund Operating Expenses (Gross)....................      1.25%1                    0.76%
                Waivers.........................................................                                0.01%2
                Net Annual Fund Operating Expenses..............................                                0.75%


     1. The Advisor, distributor and shareholder services provider of the GP Intermediate Bond Fund voluntarily waived certain fees and expenses. As of the fiscal year ended August 31, 1999, these waivers totaled 0.50%. After voluntary waivers, the net operating expense ratio for the GP Intermediate Bond Fund was 0.75%. For example, the GP Intermediate Bond Fund did not pay or accrue the distribution fee or shareholder servicing fee listed above. These waivers can be terminated at any time.

     2. Contractual fee waivers apply until at least October 1, 2001. After this time, these waivers may be reduced or eliminated only with the approval of the Board of Trustees.




Example of Expenses:


You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                      GP Intermediate Bond        WF Income Fund
                                                                               Fund                (Institutional)
         One Year.............................................                  $424                       $77
         Three Year...........................................                  $685                      $242
         Five Year............................................                  $966                      $421
         Ten Year.............................................                $1,766                      $941


                                                                                                                        WF Small Cap
                                                                                                  GP Premier             Value Fund
                                                                                                  Fund      (Institutional Class)
                       Shareholder Fees (fees paid directly from your investment):
                                Maximum Sales Charge (Load) on Purchases .......................    5.00%                  None
                                (as a percentage of offering price)
                                Maximum Deferred Sales Charge (Load) ...........................    None                   None
                                (as a percentage of the lower of the NAV on the date of
                                original purchase or the NAV on the date of the
                                redemption)
                       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                                Management fee..................................................    1.00%                  0.90%2
                                Distribution (Rule 12b-1) fee...................................    0.25%                  0.00%
                                Other expenses..................................................    0.62%                  0.70%2
                                Shareholder Services Fee........................................    0.25%                    0.10%
                                Total Annual Fund Operating Expenses (Gross)....................    2.12%1                 1.70%
                                Waivers.........................................................                           0.45%3
                                Net Annual Fund Operating Expenses..............................                           1.25%


     1. The Advisor, distributor or shareholder services provider voluntarily waived certain fees and expenses of the GP Premier Fund. As of the fiscal year ended August 31, 1999, these waivers totaled 0.72%. After voluntary waivers, the net operating expense ratio for the GP Premier Fund was 1.40%. For example, the GP Premier Fund did not pay or accrue the distribution fee or shareholder servicing fee listed above. As of the fiscal year ended August 31, 1999, the Advisor voluntary waived 0.20% of its management fee. These waivers can be terminated at any time.

     2. This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.


     3. Contractual fee waivers apply until at least February 1, 2002.. After this time, these waivers may be reduced or eliminated only with the approval of the Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                               WF Small Cap Value Fund
                                                                          GP Premier Fund          (Institutional)
         One Year.............................................                  $704                       $127
         Three Year...........................................                $1,131                       $492
         Five Year............................................                $1,582                       $881
         Ten Year.............................................                $2,829                     $1,971




                                                                               GP Tax-Free Bond         WF Nebraska Tax-Free
                                                                                     Fund            Fund (Institutional Class)
      Shareholder Fees (fees paid directly from your investment):
               Maximum Sales Charge (Load) on Purchases .......................       3.00%                    None
               (as a percentage of offering price)
               Maximum Deferred Sales Charge (Load)                                   None                     None
               (as a percentage of the lower of the NAV on the date of
               original purchase or the NAV on the date of the redemption).....
      Annual Fund Operating Expenses  (expenses that are deducted from fund assets, as a percentage of average net assets)
               Management fee..................................................       0.50%                     0.50%
               Distribution (Rule 12b-1) fee...................................       0.25%                     0.00%
               Other expenses..................................................       0.34%                     0.54%
               Shareholder Services Fee........................................       0.25%                     0.00%
               Total Annual Fund Operating Expenses (Gross)....................       1.34%1                    1.04%
               Waivers.........................................................                                 0.21%2
               Net Annual Fund Operating Expenses..............................                                 0.83%

     1 The distributor and shareholder services provider voluntarily waived certain fees and expenses of the GP Tax-Free Bond Fund. As of the fiscal year ended August 31, 1999, these waivers totaled 0.51%. After voluntary waivers, the net operating expense ratio for the GP Tax-Free Bond Fund was 0.83%. For example, the GP Tax-Free Bond Fund did not pay or accrue the distribution fee or shareholder servicing fee listed above. As of the fiscal year ended August 31, 1999, the transfer agent or the portfolio accountant waived 0.01% of the fees owed to them. These waivers can be terminated at any time.

     2. Contractual fee waivers apply for one year from the closing date of this Reorganization. After this time, these waivers may be reduced or eliminated only with the approval of the WF Funds' Board of Trustees.



Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                       GP Tax-Free Bond       WF Nebraska Tax-Free Fund
                                                                             Fund                 (Institutional)
         One Year.............................................                $432                       $85
         Three Year...........................................                $712                       $310
         Five Year............................................              $1,012                       $554
         Ten Year.............................................              $1,864                      $1,252

         EXHIBIT B-- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES



WF EQUITY INCOME FUND

Comparison of:....GP Equity Fund                                    which will reorganize into
                                                                    WF EQUITY INCOME FUND

Objectives:
----------------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
GP Equity Fund:                      o       seeks total return (consisting of current income and capital appreciation)
                                             over the long-term.
------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
WF Equity Income Fund:               o        seeks long-term capital appreciation and above-average dividend income.
------------------------------------ ---------------------------------------------------------------------------------------

Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------------
GP Equity Fund:        The Equity Fund, a non-diversified portfolio of securities, pursues its investment objective through the application of a value-oriented approach.  We invest as partial owners of high quality companies and attempt to purchase security positions at a substantial discount to what we perceive as their true economic value.  The Fund's stated principal strategy is to invest primarily in a portfolio of common and preferred stocks of domestic and foreign issuers as well as domestic and foreign securities convertible into common and preferred stocks.  To accomplish its objective, however, the Fund has invested principally in common stock.  The Fund obtains its current income primarily through receipt of dividends net of Fund expense.  Under normal market conditions, the
                       Fund invests at least 65% of its total assets in equity securities.  The issuers of these securities will consist primarily of medium to large capitalization domestic and foreign companies.  Depending on market conditions, the Fund anticipates investing between 0% and 35% of its net assets in foreign securities.
---------------------- -----------------------------------------------------------------------------------------------------

---------------------- -----------------------------------------------------------------------------------------------------
WF Equity Income       The Fund is a gateway fund that invests substantially all of its assets in a diversified core
Fund:                  portfolio with substantially similar investment objectives and strategies.  The WF Equity Income
                       Fund's stated principal investment strategy is to invest primarily in common stock of large, high quality domestic companies that have above-average return potential based on current market
                       valuations.   The WF Equity Income Fund, however, reserves the right to invest in preferred stock, convertible securities and foreign securities.  Thus, despite the apparent difference in the phrasing of their principal investment strategies, both Funds primarily invest in common stock of companies.  Unlike the GP Equity Fund, which invests in foreign securities, the WF Small Cap Value
                       Fund generally does not invest in such securities, although it reserves the right to do so.  The
                       Fund uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price to book and price-to-sales ratios.  The Fund considers "large" companies to be those whose market capitalizations is greater than the median of the Russell 1000 Index (which, as of May 31, ranged from $60 million to approximately $500 billion.  Under normal conditions, the Fund will invest (i)
                       at least 65% of its total assets in income-producing equity securities, and (ii) in issues of companies with market capitalization greater than the median of the Russell 1000 Index.  The Fund ordinarily will limit its investment in one issuer to 10% or less of its total assets.
---------------------- -----------------------------------------------------------------------------------------------------

------------------------------------------------------- --------------------------------------------------------------------
                                                                                Portfolio Managers
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
GP Equity Fund                                                                   H. Cameron Hinds
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
WF Equity Income Fund                                                David L. Roberts, CFA; Gary J. Dunn, CFA
------------------------------------------------------- --------------------------------------------------------------------





WELLS FARGO INCOME FUND

Comparison of:....GP Intermediate Bond Fund                      which will reorganize into
                                                                 WF INCOME FUND

Objectives:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
GP Intermediate Bond Fund:        o        seeks total return (consisting of current income and capital appreciation).
--------------------------------- ----------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
WF Income Fund:                   o        seeks current income and total return.
--------------------------------- ----------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------
GP Intermediate Bond       The Fund pursues its goal by investing primarily in a diversified portfolio of investment
Fund:                      grade intermediate-term bonds and notes with an average dollar-weighted maturity of three to ten years.  The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in bonds.  For purposes of this investment policy, "bonds" shall include all permitted types of debt instruments, including debt held as collateral for repurchase agreements.  Investment grade debt obligations are rated in the top four categories by a nationally recognized statistical rating organization (NRSRO) (such as BBB or better by
                           Standard & Poor's (S&P) or Fitch IBCA, Inc. (Fitch) or Baa or better by Moody's Investors
                           Service (Moody's)), or if unrated, are of comparable quality as determined by the investment advisor.  The Fund reserves the right to invest up to 35% (although it intends to operate with not more than 15%) of its total assets in debt obligations rated below investment grade but not lower than BB by S&P or Fitch or Ba by Moody's, or which are of comparable quality.
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------------------
WF Income Fund:            The Fund primarily invests in a diversified portfolio of debt and variable rate debt-securities issued by domestic and foreign issuers.  The Fund invests in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations and others.  The
                           Fund targets average portfolio duration in a range based around the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (which, as of March 31, was approximately 5-6 years).  The Fund attempts to enhance performance by adjusting the average duration within the range to benefit from the effect of various economic factors, such as inflation or growth cycles.  Under normal market conditions, the
                           Fund invests:
                           o        up to 70% of its total assets in corporate debt securities;
                           o        at least 30% of its total assets in U.S. Government obligations;
                           o        up to 50% of its total assets in mortgage-backed securities, and up to 25% in other asset backed securities;
                           o        at least 80% of its total assets in investment-grade securities.

                           In contrast to the GP Intermediate Bond Fund which reserves the right to invest up to 35% of its assets in non-investment grade bonds, the WF Income Fund may invest only up to 20% of its assets in non-investment grade bonds.


-------------------------- -----------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------------------

-------------------------------------------------------- -----------------------------------------------------------------
                                                                                Portfolio Managers
-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------
GP Intermediate Bond Fund                                                       Robert A. Campbell
-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------
WF Income Fund                                                                Marjorie H. Grace, CFA
-------------------------------------------------------- -----------------------------------------------------------------

WF SMALL CAP VALUE FUND

Comparison of:....GP Premier Fund                                             which will reorganize into
                                                                              WF SMALL CAP VALUE FUND

Objectives:
--------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------------
GP Premier Fund                    o        seeks to achieve total return (consisting of current income and capital appreciation) over the long-term.
---------------------------------- ---------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------------
WF Small Cap Value Fund:           o        seeks long-term capital appreciation.
---------------------------------- ---------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------------------------------------
GP Premier Fund:            The Premier Fund, a non-diversified portfolio of securities, pursues its investment objective through the application of a value-oriented approach.  The Fund invests as partial owners of high quality companies and attempts to purchase security positions at a substantial discount to what we perceive as their true economic value.  The Fund accomplishes this by investing primarily in a portfolio of common and preferred stocks of domestic and foreign issuers as well as domestic and foreign securities convertible into common and preferred stocks.  The Fund obtains its current income primarily through receipt of dividends net of Fund expenses. The Fund's investments emphasize common and preferred stocks issued by companies whose market capitalizations at the time of investment are under
                            $2 billion (which are small capitalization stocks).  As an operational policy, this Fund intends to limit its foreign investments to 35% of its total assets.
--------------------------- ----------------------------------------------------------------------------------------------

--------------------------- ----------------------------------------------------------------------------------------------
WF Small Cap Value Fund:    Unlike the GP Premier Fund which is a non-diversified fund, the WF Small Cap Value Fund is a gateway fund that invests substantially all of its assets in a diversified core portfolio with substantially similar investment objectives and strategies.  The Fund seeks capital appreciation by investing in common stocks of smaller companies.  The Fund will normally invest substantially all of its assets in securities with market capitalizations that reflect the market capitalization of companies included in the Russell 2000 Index (which as of May 31, ranged from approximately $10 million to $13 billion.  The Fund is permitted to invest in certain foreign securities but, as of March 31, 2000, held no foreign securities.
                            The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the advisor believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors.  The
                            Advisor values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company independently using public market value as one factor in its analysis.  In analyzing a company's level of anticipated earnings, the Advisor employs quantitative and fundamental analysis.
--------------------------- ----------------------------------------------------------------------------------------------

------------------------------------------------------ -------------------------------------------------------------------
                                                                               Portfolio Managers
------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------------------
GP Premier Fund:                                                                H. Cameron Hinds
------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------------------
WF Small Cap Value Portfolio:                                                     Steven Smith
------------------------------------------------------ -------------------------------------------------------------------

WF NEBRASKA TAX-FREE FUND

Comparison of:....GP Tax Free Bond Fund                                    which will reorganize into
                                                                           WF NEBRASKA TAX-FREE FUND

Objectives:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------ -----------------------------------------------------------------------------------------
GP Tax-Free Bond Fund:               o        seeks current income that is exempt from federal regular income tax.  As a secondary investment objective, the Fund seeks current income that is also exempt from the regular income taxes imposed by the state of Nebraska.
------------------------------------ -----------------------------------------------------------------------------------------
------------------------------------ -----------------------------------------------------------------------------------------
WF Nebraska Tax-Free Fund:           o        seeks current income exempt from federal income tax and Nebraska personal income tax.
------------------------------------ -----------------------------------------------------------------------------------------

Investment Strategies:
------------------------------------------------------------------------------------------------------------------------------
--------------------- --------------------------------------------------------------------------------------------------------
GP Tax-Free Bond      The Fund pursues its goals by investing in a non-diversified portfolio of debt obligations issued by
Fund:                 or on behalf of any state, territory or possession of the United States, including the District of
                      Columbia, or any of their political subdivisions or financing authorities ("Municipal Securities"), with a portion of the portfolio consisting of Municipal Securities issued by or on behalf of the State of Nebraska, its political subdivisions or agencies.  As a fundamental investment policy that cannot be changed without shareholder approval, under normal market conditions, at least 80% of the Tax-Free
                      Bond Fund's net assets will be invested in municipal securities, the income from which is exempt from federal income tax.  As an operational policy and not an investment policy, the Fund will seek to
                      maintain an average dollar-weighted portfolio maturity of five to fifteen years.   The Fund
                      principally invests in Nebraska municipal securities that are exempt from federal and Nebraska personal income tax.  The Fund is permitted to invest in securities subject to the federal alternative minimum tax ("AMT").  As a matter of practice, however, the Fund invested less than 20% of its net assets in securities whose income was subject to AMT.
--------------------- --------------------------------------------------------------------------------------------------------

--------------------- --------------------------------------------------------------------------------------------------------
WF Nebraska           The WF Nebraska Tax-Free pursues its goals by investing primarily in a non-diversified portfolio of
Tax-Free Fund:        investment grade Nebraska municipal securities of varying maturities.  Similar to the GP Tax-Free Bond
                      Fund, the WF Nebraska Tax-Free Fund does not any investment policy with respect to portfolio duration.  The Fund has no stated restriction or range with respect to maturity length.  The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors.  One of the WF Nebraska Tax-Free Fund's primary objectives is to seek income exempt from Nebraska income tax.  In contrast, the GP Tax-Free Bond Fund pursued that only as a secondary objective.  Thus, under normal conditions, the WF Nebraska Tax-Free Fund will invest: (i) at least 80%
                      of its net assets in municipal securities that pay interest exempt from federal income tax, including the AMT, (ii) at least 65% of its total asset in municipal securities that pay interest exempt from
                      Nebraska personal income tax; and (iii) up to 20% of its net assets in securities whose income is subject to federal AMT.
--------------------- --------------------------------------------------------------------------------------------------------


------------------------------------------------------- ----------------------------------------------------------------------
                                                                                 Portfolio Managers
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
GP Tax-Free Bond Fund                                                            Robert A. Campbell
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
WF Nebraska Tax-Free Fund                                                    Mark Walters; Steve Galiani
------------------------------------------------------- ----------------------------------------------------------------------

                  EXHIBIT C --ADDITIONAL INFORMATION ABOUT FCI

FCI is a corporation organized under the laws of the State of Nebraska. FCI is a wholly-owned subsidiary of First Commerce Bancshares, Inc. Thus, First Commerce Bancshares owns 100% of the voting securities of FCI. The principal office of First Commerce Bancshares, Inc. is 610 NBC Center Lincoln, Nebraska 68508.

     o The directors and principal executive officer of FCI and their principal occupation and addresses are listed below:

---------------------------------------- -------------------------------------- --------------------------------------
Name and address                         Title                                  Principal Occupation
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
H. Cameron Hinds                         Director                               President and Chief Financial
610 NBC Center                                                                  Officer of FCI.
Lincoln, Nebraska 68508
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Brad Korell                              Director                               President of National Bank of
610 NBC Center                                                                  Commerce.
Lincoln, Nebraska 68508
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James Stuart II                          Director                               Chairman of the Board and Chief
610 NBC Center                                                                  Executive Officer of National Bank
Lincoln, Nebraska 68508                                                         of Commerce.
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James Stuart, III                        Chairman of the Board and Chief        Chairman and Chief Executive Officer
610 NBC Center                           Executive Officer                      of FCI.
Lincoln, Nebraska 68508
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lee Stuart                               Director                               Vice President of National Bank of
610 NBC Center                                                                  Commerce.
Lincoln, Nebraska 68508
---------------------------------------- -------------------------------------- --------------------------------------

o        The chart below lists the each officer or director of Great Plains Funds who is an officer, director, general partner or shareholder of FCI:

---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Great Plains Funds       Position or Connection with FCI
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James Stuart, III                        Vice President                         Chairman of the Board and Chief
                                                                                Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Anne E. Hansen                           Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Colleen Avery                            Vice President                         Product Manager
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

         Merger of the assets of the GP Funds by and in exchange for shares of the WF Funds as described below:

---------------------------------------- ----------------------------------------------------------------
          GREAT PLAINS FUNDS                                    WELLS FARGO FUNDS
---------------------------------------- ----------------------------------------------------------------

---------------------------------------- ----------------------------------------------------------------
              Equity Fund                           Equity Income Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
        Intermediate Bond Fund                          Income Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
             Premier Fund                          Small Cap Value Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------
          Tax-Free Bond Fund                      Nebraska Tax-Free Fund (Institutional Class)
---------------------------------------- ----------------------------------------------------------------

         This Statement of Additional Information or SAI relating to the proposed transfer of the assets of the GP Funds to the WF Funds in exchange for shares of the WF Funds consists of this cover page and the following described itens, which are hereby incorporated by reference:

     (1)......The  SAI for the WF Equity  Income Fund and the WF Small Cap Value
          Fund dated February 1, 2000, and the SAI for the WF Income Fund, dated November 8, 1999.

     (2)......The SAI for the GP Funds dated December 28, 1999.

     (3)......Report of Independent Auditors and audited annual report financial statements of the GP Funds as of August 31, 1999.

     (4)......Unaudited  semi-annual report financial statements of the GP Funds as of February 29, 2000.

     (5)......Report of Independent Auditors and audited annual report financial statements of the Norwest Advantage Income Equity Fund (predecessor fund to WF Equity Income Fund) and the Performa Small Cap Value Fund (predecessor fund to WF Small Cap Value Fund) as of September 30, 1999.

     (6)......Unaudited semi-annual report financial statements of the WF Equity
          Income Fund and WF Small Cap Value Fund as of March 31, 2000.

     (7)......Report of Independent Auditors and audited annual report financial statements of the Norwest Advantage Income Fund (predecessor fund to WF Income Fund) as of May 31, 1999.

     (8)......Unaudited semi-annual report financial statements of the WF Income
          Fund as of November 30, 1999.

     (9)......Unaudited pro forma combined financial information as of March 31,
          2000 for the WF Small Cap Value Fund/GP Premier Fund reorganization, and as of November 30, 1999 for the WF Income Fund/GP Intermediate Bond Fund reorganization. The pro forma financial statements give effect to the reorganization as if it had occurred for the periods presented.

         This SAI is not a prospectus and should be read in conjunction with the Funds' Proxy Statement/Prospectus, dated July 7, 2000, that relates to the above-referenced reorganization. The Proxy Statement/Prospectus may be obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. This SAI relates to and should be read in conjunction with, such Proxy Statement/Prospectus.

         This SAI is dated July 7, 2000.

The pro forma financial statements are incorporated by reference from Part B of the Registrant's Registration Statement on form N-14 (file nos. 333-38424; 811-09253), filed on June 2, 2000 (accession number 0000929624-00-000797).